Exhibit 99.1

 OMB APPROVAL  OMB Number: 3235-0675  Expires: December 31, 2024 Estimated average burden hours per response . .. . . 19.307  UNITED STATES  SECURITIES AND EXCHANGE COMMISSION  Washington, D.C. 20549  Name and telephone number, including area code, of the person to contact in connection with this filing  SEC 2860 (6-15) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.  N/A  Central Index Key Number of underwriter (if applicable):  Wilson Wade, (314) 512-5257  FORM ABS-15G  ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934  Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy: Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period   to   Date of Report (Date of earliest event reported) Commission File Number of securitizer:   Central Index Key Number of securitizer:   Name and telephone number, including area code, of the person to contact in connection with this filing.  Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]  Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]  Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]  ✔ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)  0001647482  Central Index Key Number of depositor:  Enterprise Fleet Financing 2023-1, LLC  (Exact name of issuing entity as specified in its charter)  Central Index Key Number of issuing entity (if applicable): 0001963547

 Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer  February 9, 2023.

 SIGNATURES  Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.  Enterprise Vehicle Management II, LLC (Securitizer, Depositor or Underwriter)  Date    /s/ Russell A. Willey (Signature)*  *Russell A. Willey, President

 Ernst & Young LLP One Manhattan West New York, NY 10001  Tel: +1 212 773 3000  Fax: +1 212 773 6350  ey.com  Report of Independent Accountants on Applying Agreed-Upon Procedures  Enterprise Fleet Financing 2023-1, LLC Enterprise Fleet Management, Inc.  600 Corporate Park Drive  St. Louis, Missouri 63105  9 February 2023  Re:  Enterprise Fleet Financing 2023-1, LLC (the “Issuer”) Series 2023-1 Asset Backed Notes (the “Notes”) Sample Lease Agreed-Upon Procedures  We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Issuer, Enterprise Fleet Management, Inc. (the “Sponsor”), Wells Fargo Securities, LLC (the “Lead Initial Purchaser”), HSBC Securities (USA) Inc. (“HSBC”), J.P. Morgan Securities LLC (“J.P. Morgan”) and TD Securities (USA) LLC (“TD Securities,” together with the Issuer, Sponsor, Lead Initial Purchaser, HSBC and J.P. Morgan, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of leases (the “Leases”) and the vehicles subject to those Leases relating to the Issuer’s securitization transaction.  This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.  The procedures performed and our associated findings are included in Attachment A.

 Page 2 of 4  For the purpose of the procedures described in this report, the Sponsor, on behalf of the Issuer, provided us with, or instructed us to obtain, as applicable:  a. An electronic data file labeled “DATA_TAPE_202301.accdb” and the corresponding record layout and decode  information, as applicable (the “Data File”), that the Sponsor, on behalf of the Issuer, indicated contains information relating to certain leases and the vehicles subject to those leases as of 31 December 2022 (the “Cutoff Date”), Imaged copies of:  b.  i.  The master equity lease agreement, master walkaway lease agreement, assignment and assumption agreement, open-end lease agreement, unlimited guaranty and any corresponding amendments or addendums or other related documents (collectively and as applicable, the “Master Lease Agreement”), Certain printed screen shots from the Sponsor’s servicing system (the “System Screen Shots”),  The credit review file (the “Credit Review File”),  The certificate of title and corresponding affidavit of correction, as applicable, certificate of origin for a vehicle, vehicle record, electronic title, certificate of vehicle registration, VTR inquiry, CVR inquiry report, motor vehicle registration, multi-purpose application, current title, application to title, vehicle registration inquiry report, purchase order, registered owner’s assignment/dealer’s reassignment of title to a motor vehicle, original motor vehicle title receipt, registration certificate or other related documents (collectively and as applicable, the “Title”) and  The vehicle or equipment certificate of insurance, certificate of liability insurance, evidence of property  insurance, evidence of property coverage, self-insurance addendum to the Master Lease Agreement, liability and property coverage certificate, certificate of property insurance, certificate of coverage, certificate of insurance, certificate of pool coverage, business auto policy, insurance policy, certificate of liability coverage, lessor evidence of insurance, statement of self-insurance, lessor – additional insured and loss payee, additional insured (lessor) with loss payable clause, loss payable addendum, intergovernmental risk pool certificate of coverage, risk management fund interlocal agreement, insurance letter, insurance lender inquiry, Section 11(a) of the Master Lease Agreement and/or other related documents (collectively and as applicable and available, the “Insurance Source Documents,” together with the Master Lease Agreement, System Screen Shots, Credit Review File and Title, the “Source Documents”)  ii. iii. iv.  v.  that the Sponsor, on behalf of the Issuer, indicated relate to each Sample Lease (as defined in Attachment A),  c.  Certain schedules and the corresponding record layout and decode information, as applicable (the “Accumulated Depreciation Schedules,” together with the Source Documents, the “Sources”), that the Sponsor, on behalf of the Issuer, indicated contain monthly accumulated depreciation amounts for certain Sample Leases,  The list of relevant characteristics (the “Sample Characteristics”) on the Base Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and  Instructions, assumptions and methodologies, which are described in Attachment A.  d.  e.

 Page 3 of 4  For the purpose of the procedures described in this report, certain information contained on the Base Data File is the “Subject Matter” as of the date of this report.  The procedures included in Attachment A were limited to comparing, recalculating or observing, as applicable, certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Data File, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Data File, Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Base Leases (as defined in Attachment A) or Leases, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.  The agreed-upon procedures described in this report were not performed for the purpose of:  a.  Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or  Making any findings with respect to:  b.  i.  Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,  The value of the collateral securing the Leases,  Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or  Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.  ii. iii. iv.  We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable for agreed- upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

 Page 4 of 4  This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.  /s/ Ernst & Young LLP 9 February 2023

 Attachment A Page 1 of 3  Procedures performed and our associated findings  1.  As instructed by the Sponsor, on behalf of the Issuer, we removed the leases and the vehicles subject to those leases from the Data File with a financial issuance description (FIN_ISS_DSC) other than “Base $1.0B,” as shown on the Data File.  The Data File, as adjusted, is hereinafter referred to as the “Base Data File.” The Sponsor, on behalf of the Issuer, indicated that the leases and the vehicles subject to those leases on the Base Data File are the “Base Leases” and are expected to be representative of the Leases.  2.  As instructed by the Sponsor, on behalf of the Issuer, we randomly selected a sample of 150 Base Leases from the Base Data File (the “Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Base Data File.  For the purpose of the procedures described in this report, the 150 Sample Leases are referred to as Sample Lease Numbers 1 through 150.  3.  For each Sample Lease, we:  a.  Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Base Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the corresponding Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was found to be in agreement.  b.  Observed that the corresponding Master Lease Agreement contained a signature in the lessee signature section of such Master Lease Agreement. We performed no procedures to determine the validity of the signature contained in the lessee signature section of such Master Lease Agreement.  c.  Observed that the corresponding Credit Review File contained either a line of credit authorization form or an addendum to the line of credit authorization form that had an (i) approval and (ii) electronic signature. We performed no procedures to determine the validity of the approval or electronic signature contained in such Credit Review File.

 Attachment A Page 2 of 3  3. (continued)  d.  Compared the completed date, as shown in the corresponding Credit Review File, to the Cutoff Date, and, except for the Sample Leases listed on Exhibit 3 to Attachment A, observed that the completed date, as shown in such Credit Review File, was during the 12 month period ending on the Cutoff Date.  e.  Observed the party listed as owner name, name of purchaser, name of lessor, name of buyer or, for Sample Leases with a Title from the state of Oregon, security interest holder/lessor name, all as shown in the corresponding Title, all of which the Sponsor, on behalf of the Issuer, indicated is the “Owner.” As instructed by the Sponsor, on behalf of the Issuer, we listed the Owner that we observed, as shown in such Title, for each Sample Lease on Exhibit 4 to Attachment A. We performed no procedures to determine the validity of any party listed as owner name, name of purchaser, name of lessor, name of buyer or security interest holder/lessor name, as shown in such Title.  f.  Observed the loss payee name for physical damage insurance and additional insured name for liability insurance in the corresponding Insurance Source Documents (as applicable and available) or corresponding System Screen Shots (as applicable). As instructed by the Sponsor, on behalf of the Issuer, we listed the loss payee name for physical damage insurance and additional insured name for liability insurance that we observed, as shown in such Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), for each Sample Lease on Exhibit 5 to Attachment A. We also observed in such Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), subject to the instructions provided by the Sponsor, on behalf of the Issuer, described in the notes to Exhibit 5 to Attachment A, that:  i.  107 of the Sample Leases have Insurance Source Documents that indicate physical damage and liability insurance coverage and identify “Enterprise FM Trust” as both the loss payee and additional insured,  20 of the Sample Leases have System Screen Shots that indicate “Enterprise Enrollment Coverage” as the insurance carrier for both physical damage and liability and that indicate the amount of physical damage and liability insurance that is billed each month,  14 of the Sample Leases have Insurance Source Documents that indicate the lessee being self-  insured for physical damage and that indicate liability insurance coverage and identify “Enterprise FM Trust” as the additional insured,  Six of the Sample Leases have System Screen Shots that indicate “Enterprise Enrollment  Coverage” as the insurance carrier for only physical damage and that indicate the amount of physical damage insurance that is billed each month and have Insurance Source Documents that indicate liability insurance coverage and identify “Enterprise FM Trust” as the additional insured,  One of the Sample Leases has Insurance Source Documents that indicate the lessee being self-  insured for both physical damage and liability,  ii.  iii.  iv.  v.

 Attachment A Page 3 of 3  3. (continued)  f. (continued)  vi.  One of the Sample Leases has Insurance Source Documents that indicate physical damage insurance coverage and identify “Enterprise FM Trust” as the loss payee and that indicate the lessee being self-insured for liability and  One of the Sample Leases has Insurance Source Documents that indicate physical damage and  liability insurance coverage and identify “Enterprise FM Trust” as the loss payee. We were unable to observe an additional insured for this Sample Lease. The Sponsor, on behalf of the Issuer, indicated that this Sample Lease’s Insurance Source Documents do not list “Enterprise FM Trust” as the additional insured because the lessee is a government entity. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, described in the preceding sentence.  vii.  We performed no procedures to determine the accuracy, completeness or reasonableness of the information described in this Item that is contained in the Insurance Source Documents or System Screen Shots (as applicable).

 Exhibit 1 to Attachment A  Page 1 of 3  Sample Characteristics and Sources  Notes:  i.  For identification purposes only.  ii.  The Sponsor, on behalf of the Issuer, indicated that for certain Sample Leases (the “Affiliate Sample Leases”), the lessee is identified in the System Screen Shots as a sub-customer of a master customer (the “Master Customer”). For the purpose of comparing the client number Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client number corresponding to the Master Customer, as shown in the System Screen Shots.  Sample Characteristic   Base  Data File Field Name   Source(s)   Note(s)   Unit number Client number  Legal name of the lessee Vehicle make  Vehicle model  Vehicle type Contract type Lease term  Interest percentage  Interest adjustment percentage Vehicle residual value  UNIT_NBR CLIENT_NUMBER CLIENT_NAME VEHICLE_MAKE VEHICLE_MODEL VEH_TYPE_NAME LEASE_TYPE TERM  INT_PCT INT_ADJ_PCT  RESIDUAL_VALUE_AMOUNT  System Screen Shots System Screen Shots System Screen Shots System Screen Shots System Screen Shots System Screen Shots System Screen Shots System Screen Shots System Screen Shots System Screen Shots  System Screen Shots and recalculation or  System Screen Shots, Accumulated Depreciation Schedules and recalculation  i.  ii. iii.  iv.  v.  vi. v., vii.  Vehicle capitalized cost  CAP_COST_AMOUNT  System Screen Shots  v.  Client industry  BUSN_TYPE_DESC  System Screen Shots  viii.

 Exhibit 1 to Attachment A  Page 2 of 3  Notes: (continued)  iii.  For the purpose of comparing the legal name of the lessee Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to:  a.  b.  Use the legal name of the Master Customer, as shown in the System Screen Shots, and Ignore differences due to abbreviations, truncations and punctuation.  iv.  For the purpose of comparing the contract type Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, indicated that:  a.  A contract type of “type N,” as shown in the System Screen Shots, corresponds to a closed term lease (the “Closed Term Sample Leases”), as shown on the Base Data File, and  A contract type of “type E,” as shown in the System Screen Shots, corresponds to an open term lease (the “Open Term Sample Leases”), as shown on the Base Data File.  b.  v.  The Sponsor, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity that occurred after the Cutoff Date. For the purpose of comparing the indicated Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Cutoff Date.  vi.  The Sponsor, on behalf of the Issuer, instructed us not to compare the interest adjustment percentage Sample Characteristic for the Closed Term Sample Leases.

 Exhibit 1 to Attachment A  Page 3 of 3  Notes: (continued)  vii.  For the purpose of comparing the vehicle residual value Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 55, 74, 75, 85 and 88) (subject to the additional instruction(s) provided by the Sponsor, on behalf of the Issuer, described in the succeeding paragraph(s) of this note and in accordance with any other applicable note(s)), the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the:  a. Product of:  i.  ii.  The monthly depreciation amount and  The difference between the lease term and months in service  from  b. Sum of the unit delivered price and accumulated depreciation reserve, all as shown in the System Screen Shots.  For the purpose of comparing the vehicle residual value Sample Characteristic for Sample Lease Numbers 55, 74, 75, 85 and 88, the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the:  a. Product of:  i.  ii. iii.  The unit delivered price,  The depreciation percent and  The difference between the lease term and months in service,  all as shown in the System Screen Shots,  from b.  Sum of the:  i.  ii.  Unit delivered price, as shown in the System Screen Shots, and  Sum of the depreciation amount for each corresponding month in service, as shown on the Accumulated Depreciation Schedules.  For the purpose of the procedures described in this note, the Sponsor, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.  For the avoidance of doubt with respect to the recalculations described above, the accumulated depreciation reserve and the sum of the depreciation amounts, as shown in the System Screen Shots or Accumulated Depreciation Schedules, as applicable, are negative values, and the recalculations described above reduce the unit delivered price by such accumulated depreciation reserve or sum of the depreciation amounts, as applicable.  viii.  For the purpose of comparing the client industry Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client industry corresponding to the Master Customer, as shown in the System Screen Shots.  We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, described in the notes above.

 Exhibit 2 to Attachment A  Sample Characteristic Difference  Sample Sample  Lease Number Characteristic   127 Client industry  Note:  Base  Data File Value Source Value   Communications Utility  The Sponsor, on behalf of the Issuer, indicated that the client industry for Sample Lease Number 127 changed subsequent to the Sponsor’s preparation of the information on the Base Data File and the System Screen Shots show the updated client industry value.  We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, described above.

 Exhibit 3 to Attachment A  Credit Review File Completed Dates More Than 12 Months Prior to the Cutoff Date  Note:  The Sponsor, on behalf of the Issuer, indicated that their credit and collection policy allows them to utilize a combination of objective measurements, subjective considerations and controls to determine when or if a credit review is necessary. The Sponsor, on behalf of the Issuer, indicated that while most clients are assigned a credit review date that is intended to result in an annual credit review, such date is not a defined date for performing a credit review. Additionally, the Sponsor, on behalf of the Issuer, indicated that credit personnel can use judgment to determine if a review is necessary or if it can be deferred and that common items they might consider include (but are not limited to):  a.  Whether or not the client plans to place additional orders over the next year and/or whether the expected timing of those additional orders allows for the credit review to be deferred,  The level of risk inherent with the client’s fleet, How long they have been a client,  Whether the latest financial information may be reviewed without performing a complete credit review (if the credit file is for a public company) and  Whether the client has been placed on credit hold or order hold.  b.  c.  d.  e.  We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, described above.  Sample Lease Number  Completed Date 3/25/2020  12/14/2021  9/15/2021  28  40  51

 Exhibit 4 to Attachment A  Page 1 of 4  Owner  Sample  Lease Number  Owner   1  2  3  4  5  6  7  8  9  10  11  12  13  14  15  16  17  18  19  20  21  22  23  24  25  26  27  28  29  30  31  32  33  34  35  36  37  38  Enterprise FM Trust LSR Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust  LSR Enterprise FM Trust Enterprise FM Trust LSR Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust LSR Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust LSR Enterprise FM Trust LSR Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust LSR Enterprise FM Trust  LSE  LSE  LSE  LSE  LSE  Enterprise FM Trust  Enterprise FM Trust LSR Enterprise FM Trust  LSE  Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust  LLC  Enterprise FM Trust - Lessor Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust (Lessor) Enterprise FM Trust

 Exhibit 4 to Attachment A  Page 2 of 4  Sample  Lease Number  Owner   39  40  41  42  43  44  45  46  47  48  49  50  51  52  53  54  55  56  57  58  59  60  61  62  63  64  65  66  67  68  69  70  71  72  73  74  75  76  77  Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust C/O Enterprise FM Trust LSR Enterprise FM Trust  Enterprise FM Trust LSR Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Inc Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust LSR Enterprise FM Trust Enterprise FM Trust LSR  LSE  LSE  Enterprise FM Trust Lessor Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust C/O  Lessee  Enterprise FM Trust - LSR Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust  LSE  Enterprise FM Trust LSR  LSE  Enterprise FM Trust Lessor Enterprise FM Trust C/O Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust

 Exhibit 4 to Attachment A  Page 3 of 4  Sample  Lease Number  Owner   78  79  80  81  82  83  84  85  86  87  88  89  90  91  92  93  94  95  96  97  98  99  100  101  102  103  104  105  106  107  108  109  110  111  112  113  114  115  116  Enterprise FM Trust Enterprise FM Trust LSR Enterprise FM Trust LSR Enterprise FM Trust LSR Enterprise FM Trust  LSE  LSE  LSE  Enterprise FM Trust Lessor Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust  Lessee  Enterprise FM Trust LSR Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust LSR Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust LSR Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust  LSE  LSE  Enterprise FM Trust Lessor Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust  Lessee

 Exhibit 4 to Attachment A  Page 4 of 4  Sample  Lease Number  Owner   117  118  119  120  121  122  123  124  125  126  127  128  129  130  131  132  133  134  135  136  137  138  139  140  141  142  143  144  145  146  147  148  149  150  Enterprise FM Trust LSR Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust  LSE  Enterprise FM Trust Attn Title Team Enterprise FM Trust  Enterprise FM Trust Enterprise FM Trust  Enterprise FM Trust LSR Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust LSR Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust LSR Enterprise FM Trust LSR Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust  LSE  LSE  LSE LSE

 Exhibit 5 to Attachment A  Page 1 of 5  Loss Payee and Additional Insured Name  Sample  Lease Number  Loss Payee and Additional Insured Name   1  2  3  4  5  6  7  8  9  10  11  12  13  14  15  16  17  18  19  20  21  22  23  24  25  26  27  28  29  30  31  32  33  34  35  Enterprise FM Trust Enterprise FM Trust  EHI Physical Damage Plan and Enterprise FM Trust (liability) Enterprise FM Trust  Enterprise FM Trust  Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust  Self-insured (physical damage) and Enterprise FM Trust (liability) Enterprise FM Trust  EHI Physical Damage Plan and Liability Plan  Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust  Self-insured (physical damage) and Enterprise FM Trust (liability) Enterprise FM Trust  Enterprise FM Trust  EHI Physical Damage Plan and Liability Plan Enterprise FM Trust  Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust  EHI Physical Damage Plan and Liability Plan  EHI Physical Damage Plan and Liability Plan Enterprise FM Trust  Enterprise FM Trust  EHI Physical Damage Plan and Liability Plan  EHI Physical Damage Plan and Liability Plan Enterprise FM Trust  Enterprise FM Trust Enterprise FM Trust  Self-insured (physical damage) and Enterprise FM Trust (liability) Enterprise FM Trust

 Exhibit 5 to Attachment A  Page 2 of 5  Sample  Lease Number  Loss Payee and Additional Insured Name   36  37  38  39  40  41  42  43  44  45  46  47  48  49  50  51  52  53  54  55  56  57  58  59  60  61  62  63  64  65  66  67  68  69  70  71  72  Self-insured (physical damage) and Enterprise FM Trust (liability) Enterprise FM Trust  EHI Physical Damage Plan and Liability Plan  EHI Physical Damage Plan and Enterprise FM Trust (liability)  Self-insured (physical damage) and Enterprise FM Trust (liability) Enterprise FM Trust  Enterprise FM Trust  Enterprise FM Trust  Self-insured (physical damage) and Enterprise FM Trust (liability) Enterprise FM Trust  Enterprise FM Trust  Self-insured (physical damage) and Enterprise FM Trust (liability) EHI Physical Damage Plan and Liability Plan  Enterprise FM Trust  Self-insured (physical damage) and Enterprise FM Trust (liability) Enterprise FM Trust  EHI Physical Damage Plan and Liability Plan  EHI Physical Damage Plan and Liability Plan Enterprise FM Trust  EHI Physical Damage Plan and Liability Plan Enterprise FM Trust  Enterprise FM Trust  Self-insured (physical damage) and Enterprise FM Trust (liability) EHI Physical Damage Plan and Liability Plan  Enterprise FM Trust  Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust  Self-insured (physical damage) and Enterprise FM Trust (liability)  EHI Physical Damage Plan and Enterprise FM Trust (liability) Enterprise FM Trust  Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust Enterprise FM Trust  EHI Physical Damage Plan and Enterprise FM Trust (liability) Enterprise FM Trust